Document and Entity Information	May 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2025
Entity File Number	333-281116
Entity Registrant Name	FOCUS IMPACT BH3 NEWCO, INC.
Entity Central Index Key	0002019793
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-4582264
Entity Address, Address Line One	1345 Avenue of the Americas, 33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	213-0243
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false